INCOME TAXES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
SCHEDULE OF COMPONENTS OF THE INCOME TAX PROVISION (BENEFIT)

The components of the income tax provision are as follows:

	For the Years Ended December 31,
	2020	2019
Current tax provision
Hong Kong	$-	$-
China	1,549,333	2,724,662
	1,549,333	2,724,662
Deferred tax provision
Hong Kong	-	-
China	-	-
	-	-
Income tax provision	$1,549,333	$2,724,662

SCHEDULE OF INCOME TAX RATE

The following table reconciles the China statutory rates to the Company’s effective tax rate for the years ended December 31, 2020 and 2019:

	For the Years Ended December 31,
	2020	2019
PRC statutory income tax rate	25.0%	25.0%
Effect of income tax holiday	(10.0)%	(10.0)%
Non-deductible expenses in the PRC	(0.2)%	1.6%
Effective tax rate	14.8%	16.6%